Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2014	Dec. 04, 2013
Intangible Assets Excluding Goodwill [Line Items]
Amortization expense	$ 393.8	$ 363.7	$ 386.4
Impairment charge, intangible assets	27.7
Expected amortization expense, 2015	363
Expected amortization expense, 2016	281
Expected amortization expense, 2017	239
Expected amortization expense, 2018	195
Expected amortization expense, 2019	132
Acquired in-process research and development assets reclassified to product rights and licenses	60.3	6.5
Impairment of products rights and licenses intangible assets	10.0
Payment to acquire intangible assets	383
In-process research and development
Intangible Assets Excluding Goodwill [Line Items]
Impairment charge, intangible assets		18.0	41.6
Discount rate used in valuation of in-process research and development				10.00%
In-process research and development | Minimum
Intangible Assets Excluding Goodwill [Line Items]
Discount rate used in valuation of in-process research and development					10.00%
In-process research and development | Maximum
Intangible Assets Excluding Goodwill [Line Items]
Discount rate used in valuation of in-process research and development					12.00%
Agila Specialties
Intangible Assets Excluding Goodwill [Line Items]
Discount rate used in valuation of in-process research and development						13.00%
Payment to acquire intangible assets	120
Agila Specialties | In-process research and development
Intangible Assets Excluding Goodwill [Line Items]
Impairment charge, intangible assets	17.7
Arixtra
Intangible Assets Excluding Goodwill [Line Items]
Payment to acquire intangible assets	$ 263